Supplemental cash flow information: (Tables)	12 Months Ended
Mar. 31, 2011
Cash Flow Supplemental Table

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Cash paid during the fiscal year for:
Income taxes	¥13,315	¥11,504	¥22,088	$265,640
Interest	1,441	706	372	4,474
Non-cash investing and financing activities:
Capital leasing receivables	663	—	—	—
Capital lease obligations	762	602	1,022	12,291
Conversion of convertible debt into common stock	606	—	—	—
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	—	1,186	14,263
—Change in treasury stock	—	—	3,002	36,103